Notes relating to the consolidated statement of financial position - Trade and other receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
VAT receivable	€ 317	€ 278	€ 175
Trade receivables	845	1,118	719
Other receivables	750
Interest receivable		6	17
VLAIO grant receivable	930	568	445
Total trade and other current receivables	2,842	1,970	1,356
Government grant received from Flanders Innovation and Entrepreneurship Agency	422	€ 779	€ 1,598
Flanders Innovation and Entrepreneurship Agency
Trade and other receivables
Government grant received from Flanders Innovation and Entrepreneurship Agency	0
FairJourney Biologics LDA
Trade and other receivables
Other assets	€ 900